PROPERTY, PLANT AND EQUIPMENT - Summary of Changes in Investment Properties (Details) - ARS ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	$ 736,738,306		$ 736,738,306		$ 716,134,762
Depreciation	(19,931,924)	$ (22,167,916)	(59,143,071)	$ (64,485,989)
Real Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	518,469,476		518,469,476		517,437,921
Real Property, Investment Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	10,511,310		10,511,310		10,687,666
Gross Carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment					1,367,154,243
Additions			81,706,873
Disposals			(9,101,983)
Transfers			$ 3,024,946
Gross Carrying amount | Real Property
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life, in years			50 years
Property, Plant and Equipment					614,486,433
Additions			$ 2,663,639
Disposals			0
Transfers			$ 7,774,717
Gross Carrying amount | Real Property, Investment Property
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life, in years			50 years
Property, Plant and Equipment					12,492,144
Additions			$ 0
Disposals			0
Transfers			424
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	(706,045,773)		(706,045,773)		(651,019,481)
Transfers			(4,102,012)
Derecognition			8,538,270
Depreciation			(59,462,550)
Depreciation | Real Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	(106,455,313)		(106,455,313)		(97,048,512)
Transfers			242,747
Derecognition			0
Depreciation			(9,649,548)
Depreciation | Real Property, Investment Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	$ (1,981,258)		(1,981,258)		$ (1,804,478)
Transfers			(2,040)
Derecognition			0
Depreciation			$ (174,740)